PUT RIGHT LIABILITY AND TON PAYABLE (Details) - $ / shares		12 Months Ended
	Sep. 02, 2025	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Alp shares and ton correlation factor	$ 0.60	$ 0.10
Share price	$ 6.96	$ 0.32
Remaining term (in years)	9 months	3 months
Expected ALP volatility	82.90%	85.00%
Risk free interest rate	3.91%	3.63%
ALP dividend yield
TON token price	$ 3.11	$ 1.22
Locked TON token discount for lack of marketability rate	19.30%	14.80%
Ton Token Volatility [Member]
IfrsStatementLineItems [Line Items]
Expected ALP volatility	62.00%	53.90%